LONG-TERM DEBT	12 Months Ended
Apr. 01, 2012
LONG-TERM DEBT
8.	LONG-TERM DEBT

We entered into an Amended and Restated Credit Agreement with Wells Fargo (as successor by merger to Wachovia Bank, National Association) on February 10, 2011. The credit facility provides us a borrowing capacity of $30.0 million, with an option to increase the principal amount of the credit facility by $5.0 million to $35.0 million, subject to certain conditions. The credit facility is scheduled to mature on February 10, 2014. The credit facility is secured by the assets of the Company. There are no scheduled principal payments prior to maturity. The Company may, however, prepay outstanding borrowings prior to that date without penalty. The line of credit provides for an initial commitment fee of 0.5% on the unused portion of the loan commitment and a variable interest rate on outstanding balances benchmarked to the prime rate in the United States or to the London interbank offering rate. Both the commitment fee and the interest rate adjust based on a leverage ratio, as defined by the amended and restated agreement. While providing for working capital, capital expenditures and general corporate purposes, the amended and restated agreement requires that the Company maintain certain financial ratios and profitability amounts and restricts the amount of cash dividends paid and stock repurchases of the Company, as well as acquisitions and other investments. We intend to request a waiver or modification of these restrictions prior to the cumulative dividend payment exceeding the limit.

At April 1, 2012, we had no borrowings outstanding under the line of credit. Our borrowing capacity under the line of credit is reduced on a dollar-for-dollar basis by the cumulative amount of any outstanding letters of credit, which totaled $1.7 million at April 1, 2012, resulting in an available borrowing balance of $28.3 million. As of April 1, 2012, we were in compliance with the financial and non-financial covenants of the amended and restated agreement governing the line of credit.